6. STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Text Block [Abstract]
6. STOCK-BASED COMPENSATION

Effective June 18, 2008, the Board of Directors of the Company approved the 2008 Stock Option and Restricted Stock Plan (the "2008 Plan").  The Plan reserves 1,000,000 shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non-employee directors and consultants performing services for the Company.  Options and warrants granted under the Plan have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant.  The options expire 2 years from the date of grant whereas warrants generally expire 5 years from the date of grant. Restricted stock awards granted under the 2008 Plan are subject to a vesting period determined at the date of grant.

On June 6, 2011, the Board of Directors of the Company amended the 2008 Plan to increase the reserved grant shares from 1,000,000 common shares to 25,000,000 common shares.  On August 17, 2012, the Board of Directors of the Company amended the 2008 Plan to increase the authorized shares to be granted from 25,000,000 common shares to 35,000,000 common shares.

The cost of all employee stock options, as well as other equity-based compensation arrangements, is reflected in the financial statements over the vesting period based on the estimated fair value of the awards.

A summary of warrant activity for the three months ended September 30, 2012 is presented below:

		Outstanding Options/Warrants
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2012	19,000,000	25,500,000	$0.02	3.72	120,000
Grants		-	$-
Forfeitures		-	-
September 30, 2012	9,500,000	25,500,000	$0.02	3.47	875,000

The Company has 17,500,000 warrants and 8,000,000 options outstanding as of September 30, 2012

The Company values all warrants using the Black-Scholes option-pricing model.  Critical assumptions for the Black-Scholes option-pricing model include the market value of the stock price at the time of issuance, the risk-free interest rate corresponding to the term of the warrant, the volatility of the Company’s stock price, dividend yield on the common stock, as well as the exercise price and term of the warrant.  The warrants are not subject to any form of vesting schedule and, therefore, are exercisable by the holders anytime at their discretion during the life of the warrant.  No discounts were applied to the valuation determined by the Black-Scholes option-pricing model.

On May 8, 2012, the Company granted Mr. Peter Cao, a member of the Company’s Board of Directors, 8,000,000 options to purchase common stock of the Company at a price of $0.025 per share. Options for 4 million common shares vested immediately. After six months of Mr. Cao’s employment with the Company, additional options to purchase 4,000,000 shares at $0.025 per share will vest. The options have a five-year expected life, and were valued at $198,519. At September 30, 2012, unamortized value of this warrant was $33,087.

Current management has not found supporting documents or evidence that the stock option of 2008 or any plan has been rectified by the shareholders and/or Board of Directors. Current management is in the process of determining a method to rectify this situation. Current management is in the process of a method to rectify this situation.

 Effective June 18, 2008, the Board of Directors of the Company approved the 2008 Stock Option and Restricted Stock Plan (the "2008 Plan").  The Plan reserves 1,000,000 shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non-employee directors and consultants performing services for the Company.  Options and warrants granted under the Plan have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant.  The options expire 2 years from the date of grant whereas warrants generally expire 5 years from the date of grant. Restricted stock awards granted under the Plan are subject to a vesting period determined at the date of grant.

On June 6, 2011, the Board of Directors of the Company amended the 2008 Plan to increase the reserved grant shares from 1,000,000 common shares to 25,000,000 common shares.  On August 17, 2012, the Board of Directors of the Company amended the 2008 Plan to increase the authorized shares to be granted from 25,000,000 to 35,000,000.

The cost of all employee stock options, as well as other equity-based compensation arrangements, is reflected in the financial statements over the vesting period based on the estimated fair value of the awards.

A summary of warrant activity for the year ended June 30, 2012 and 2011 is presented below:

		Outstanding Options
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2010	1,000,000	-	-		$-
Grants		6,000,000	$0.01
Forfeitures		-	-
June 30, 2011	19,000,000	6,000,000	$0.01	3.99	-
Grants		19,500,000	$0.02
Forfeitures		-	-
June 30, 2012	9,500,000	25,500,000	$0.02	3.72	120,000

The Company values all warrants using the Black-Scholes option-pricing model.  Critical assumptions for the Black-Scholes option-pricing model include the market value of the stock price at the time of issuance, the risk-free interest rate corresponding to the term of the warrant, the volatility of the Company’s stock price, dividend yield on the common stock, as well as the exercise price and term of the warrant.  The warrants are not subject to any form of vesting schedule and, therefore, are exercisable by the holders anytime at their discretion during the life of the warrant.  No discounts were applied to the valuation determined by the Black-Scholes option-pricing model.

On November 4, 2011, the Company granted Mr. Jack Chow, consultant, 3,000,000 warrants to purchase common stock of the Company at a price of $0.01 per share. The warrants are fully vested, have a four-year expected life, and were valued at $29,814.

On August 23, 2011 and June 24, 2011, the Company granted Mr. Michael Cao, consultant, 6,000,000 and 6,000,000 warrants, respectively, to purchase common stock of the Company at a price of $0.01 per share. The warrants are fully vested, have a five-year expected life, and were valued at $42,600 and $42,599, respectively.

On May 8, 2012, the Company granted Mr. Peter Cao, a member of the Company’s Board of Directors, 8,000,000 options to purchase common stock of the Company at a price of $0.025 per share. The warrants are fully vested, have a five-year expected life, and were valued at $198,519.

The following inputs and assumptions were used in the option-pricing model:

	Fiscal Year 2012	Fiscal Year 2011
Stock price on grant date	$0.0071~$0.03	$0.0071
Expected dividend yield	None	None
Volatility	238.96%~273.09%	270.33%
Weighted average risk free interest rate	0.77%~0.95%	1.40%
Weighted average expected life (in years)	4.00~5.00	4.00